Property, plant and equipment - Book value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment [abstract]
Owned assets	$ 3,654,475	$ 3,398,805
Right-of-use assets	757,293	756,478
Total	$ 4,411,768	$ 4,155,283